Stock-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 919	$ 873	$ 628
Income tax benefits	(223)	(198)	(143)
Net stock-based compensation cost	695	675	484
Unrecognized compensation cost related to non-vested awards	$ 1,400
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 4 months 24 days
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 145	126	85
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	555	550	419
Research, development and engineering
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 218	$ 197	$ 125